Summary of Significant Accounting Policies - Income Taxes (Details) - AV Homes Inc [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Taxes
Effective income tax rate (as a percent)	89.70%	37.10%	62.70%	51.10%
Federal statutory rate (as a percent)	35.00%		21.00%
Unrecognized tax benefits	$ 0.0		$ 0.0